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                                     [LOGO]
                                 Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-13

                               Semi-Annual Report

                                       to

                                Contract Owners

                                 June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-5398-6/03

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                                     [LOGO]
                                  Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semiannual report of the Nationwide Variable Account-13.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                               /s/ Joseph J. Gasper
                           --------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-13. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-478-9727 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations are not presented, as there was no investment related activity during the period. The initial deposits for this variable account were made on the last business day of the period. As such, the reporting of reinvested dividends, reinvested capital gains, realized and unrealized gains or losses and mortality and expense risk charges is not applicable.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-13

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 June 30, 2003
                                  (UNAUDITED)

Assets:

   Investments at fair value:

      AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         683 shares (cost $7,310) .................................................   $ 7,351

      Alliance VPSF - AllianceBernstein International Value Portfolio - Class A
         (AlIntlValA) 1,137 shares (cost $11,975) .................................    12,250

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         3,587 shares (cost $36,806) ..............................................    37,054

      Dreyfus IP - Emerging Markets Portfolio - Initial Shares (DryEmMkt)
         531 shares (cost $5,510) .................................................     5,735

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         911 shares (cost $28,272) ................................................    28,434

      Fidelity(R) VIP - Money Market Portfolio - Service Class 2 (FidVIPMMkt2)
         14,383 shares (cost $14,383) .............................................    14,383

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         1,005 shares (cost $18,836) ..............................................    18,785

      Lord Abbett Series Mid-Cap Value Fund - VC (LAMidCapV)
         325 shares (cost $4,701) .................................................     4,780

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         648 shares (cost $5,988) .................................................     6,001

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         346 shares (cost $3,690) .................................................     3,688

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         1,267 shares (cost $37,058) ..............................................    37,741

      Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class (OppMSSmCap)
         759 shares (cost $8,153) .................................................     8,207

      PIMCO VIT - High Yield Portfolio - Administrative Shares (PVITHighY)
         1,703 shares (cost $13,155) ..............................................    13,503

      PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)
         3,498 shares (cost $36,553) ..............................................    36,796

      Putnam VT International Equity Fund - IB Shares (PutVTIntEq)
         2,824 shares (cost $29,961) ..............................................    29,961

      Van Kampen LIT - Growth & Income Portfolio - Class I (VKGrInc)
         1,361 shares (cost $19,430) ..............................................     20,026

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         1,813 shares (cost $14,366) ..............................................     15,069

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         970 shares (cost $11,890) ................................................     12,528
                                                                                      --------
            Total investments .....................................................    312,292

   Accounts receivable ............................................................         23
                                                                                      --------
            Total assets ..........................................................    312,315

Accounts payable ..................................................................         --
                                                                                      --------
Contract owners' equity (note 4) ..................................................   $312,315
                                                                                      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          Total      AIMCapDev   AlIntlValA   ACVPInflaPro
                                                       -----------   ---------   ----------   ------------
Investment activity:
   Reinvested dividends ............................   $     1,196         --            72         232
   Mortality and expense risk charges (note 2) .....          (404)       (21)          (25)        (47)
                                                       -----------    -------    ----------      ------
      Net investment income ........................           792        (21)           47         185
                                                       -----------    -------    ----------      ------

   Proceeds from mutual funds shares sold ..........     5,212,848     11,597     5,118,477       4,431
   Cost of mutual fund shares sold .................    (5,218,015)   (10,522)   (5,128,124)     (4,377)
                                                       -----------    -------    ----------      ------
      Realized gain (loss) on investments ..........        (5,167)     1,075        (9,647)         54
   Change in unrealized gain (loss)
      on investments ...............................         4,253         41           275         248
                                                       -----------    -------    ----------      ------
      Net gain (loss) on investments ...............          (914)     1,116        (9,372)        302
                                                       -----------    -------    ----------      ------
   Reinvested capital gains ........................            --         --            --          --
                                                       -----------    -------    ----------      ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $      (122)     1,095        (9,325)        487
                                                       ===========    =======    ==========      ======

                                                       DryEmMkt   DryVIFApp   FidVIPMMkt2   JanCapAp
                                                       --------   ---------   -----------   --------
Investment activity:
   Reinvested dividends ............................        4           2            58          53
   Mortality and expense risk charges (note 2) .....      (10)        (15)          (38)        (41)
                                                       ------      ------       -------     -------
      Net investment income ........................       (6)        (13)           20          12
                                                       ------      ------       -------     -------

   Proceeds from mutual funds shares sold ..........    3,331       5,795        10,789      17,698
   Cost of mutual fund shares sold .................   (2,882)     (5,877)      (10,789)    (16,545)
                                                       ------      ------       -------     -------
      Realized gain (loss) on investments ..........      449         (82)           --       1,153
   Change in unrealized gain (loss)
      on investments ...............................      225         161            --         (50)
                                                       ------      ------       -------     -------
      Net gain (loss) on investments ...............      674          79            --       1,103
                                                       ------      ------       -------     -------
   Reinvested capital gains ........................       --          --            --          --
                                                       ------      ------       -------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      668          66            20       1,115
                                                       ======      ======       =======     =======

                                                       JanIntGro   LAMidCapV   MFSValS   NBAMTFasc
                                                       ---------   ---------   -------   ---------
Investment activity:
   Reinvested dividends ............................   $    156         --          6         --
   Mortality and expense risk charges (note 2) .....        (24)       (12)        (8)        (6)
                                                       --------     ------     ------     ------
      Net investment income ........................        132        (12)        (2)        (6)
                                                       --------     ------     ------     ------

   Proceeds from mutual funds shares sold ..........     19,107      4,032      2,583      2,125
   Cost of mutual fund shares sold .................    (18,766)    (4,080)    (2,369)    (1,961)
                                                       --------     ------     ------     ------
      Realized gain (loss) on investments ..........        341        (48)       214        164
   Change in unrealized gain (loss)
      on investments ...............................         --         79         13         (2)
                                                       --------     ------     ------     ------
      Net gain (loss) on investments ...............        341         31        227        162
                                                       --------     ------     ------     ------
   Reinvested capital gains ........................         --         --         --         --
                                                       --------     ------     ------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    473         19        225        156
                                                       ========     ======     ======     ======

                                                       OppCapAp   OppMSSmCap   PVITHighY   PVITTotRet
                                                       --------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends ............................        39         --          259       232
   Mortality and expense risk charges (note 2) .....       (26)       (16)         (19)      (40)
                                                        ------     ------       ------       ---
      Net investment income ........................        13        (16)         240       192
                                                        ------     ------       ------       ---

   Proceeds from mutual funds shares sold ..........     1,878      6,867        3,250        38
   Cost of mutual fund shares sold .................    (1,884)    (5,987)      (2,952)      (37)
                                                        ------     ------       ------       ---
      Realized gain (loss) on investments ..........        (6)       880          298         1
   Change in unrealized gain (loss)
      on investments ...............................       684         53          347       243
                                                        ------     ------       ------       ---
      Net gain (loss) on investments ...............       678        933          645       244
                                                        ------     ------       ------       ---
   Reinvested capital gains ........................        --         --           --        --
                                                        ------     ------       ------       ---
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       691        917          885       436
                                                        ======     ======       ======       ===

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                     PutVTIntEq   VKGrInc   VKEmMkt   VKUSRealEst
                                                     ----------   -------   -------   -----------
Investment activity:
   Reinvested dividends ..........................      $--          83        --          --
   Mortality and expense risk charges (note 2) ...       --         (25)      (15)        (16)
                                                        ---        ----       ---        ----
      Net investment income ......................       --          58       (15)        (16)
                                                        ---        ----       ---        ----

   Proceeds from mutual funds shares sold ........       --         617        34         199
   Cost of mutual fund shares sold ...............       --        (642)      (30)       (191)
                                                        ---        ----       ---        ----
      Realized gain (loss) on investments ........       --         (25)        4           8
   Change in unrealized gain (loss)
      on investments .............................       --         596       703         637
                                                        ---        ----       ---        ----
      Net gain (loss) on investments .............       --         571       707         645
                                                        ---        ----       ---        ----
   Reinvested capital gains ......................       --          --        --          --
                                                        ---        ----       ---        ----
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      $--         629       692         629
                                                        ===        ====       ===        ====

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                Total    AIMCapDev   AlIntlValA   ACVPInflaPro
                                              --------   ---------   ----------   ------------
Investment activity:
   Net investment income ..................   $    792       (21)          47           185
   Realized gain (loss) on investments ....     (5,167)    1,075       (9,647)           54
   Change in unrealized gain (loss)
      on investments ......................      4,253        41          275           248
   Reinvested capital gains ...............         --        --           --            --
                                              --------    ------       ------        ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................       (122)    1,095       (9,325)          487
                                              --------    ------       ------        ------
Equity transactions:
   Purchase payments received from
      contract owners .....................    176,671    10,644       10,612        15,913
   Transfers between funds ................         --    (9,386)      (7,217)        3,088
   Adjustments to maintain reserves .......     10,778        (9)      10,690            63
                                              --------    ------       ------        ------
         Net equity transactions ..........    187,449     1,249       14,085        19,064
                                              --------    ------       ------        ------

Net change in contract owners' equity .....    187,327     2,344        4,760        19,551
Contract owners' equity beginning
   of period ..............................    124,988     5,002        7,495        17,500
                                              --------    ------       ------        ------
Contract owners' equity end of period .....   $312,315     7,346       12,255        37,051
                                              ========    ======       ======        ======

CHANGES IN UNITS:
   Beginning units ........................     12,361       491          722         1,750
                                              --------    ------       ------        ------
   Units purchased ........................     24,848     1,135          943         2,277
   Units redeemed .........................     (8,753)     (995)        (641)         (485)
                                              --------    ------       ------        ------
   Ending units ...........................     28,456       631        1,024         3,542
                                              ========    ======       ======        ======

                                              DryEmMkt   DryVIFApp   FidVIPMMkt2  JanCapAp
                                              --------   ---------   -----------  --------
Investment activity:
   Net investment income ..................        (6)       (13)           20         12
   Realized gain (loss) on investments ....       449        (82)           --      1,153
   Change in unrealized gain (loss)
      on investments ......................       225        161            --        (50)
   Reinvested capital gains ...............        --         --            --         --
                                               ------     ------       -------    -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................       668         66            20      1,115
                                               ------     ------       -------    -------
Equity transactions:
   Purchase payments received from
      contract owners .....................     5,302      3,358        12,365     21,305
   Transfers between funds ................    (3,235)    16,760       (10,751)   (13,385)
   Adjustments to maintain reserves .......         1         (5)           (3)         3
                                               ------     ------       -------    -------
         Net equity transactions ..........     2,068     20,113         1,611      7,923
                                               ------     ------       -------    -------

Net change in contract owners' equity .....     2,736     20,179         1,631      9,038
Contract owners' equity beginning
   of period ..............................     3,003      8,254        12,749      9,747
                                               ------     ------       -------    -------
Contract owners' equity end of period .....     5,739     28,433        14,380     18,785
                                               ======     ======       =======    =======

CHANGES IN UNITS:
   Beginning units ........................       287        833         1,274      1,014
                                               ------     ------       -------    -------
   Units purchased ........................       484      2,412         1,238      2,486
   Units redeemed .........................      (296)      (593)       (1,077)    (1,696)
                                               ------     ------       -------    -------
   Ending units ...........................       475      2,652         1,435      1,804
                                               ======     ======       =======    =======

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                              JanIntGro   LAMidCapV   MFSValS   NBAMTFasc
                                              ---------   ---------   -------   ---------
Investment activity:
   Net investment income ..................   $    132        (12)        (2)        (6)
   Realized gain (loss) on investments ....        341        (48)       214        164
   Change in unrealized gain (loss)
      on investments ......................         --         79         13         (2)
   Reinvested capital gains ...............         --         --         --         --
                                              --------     ------     ------     ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................        473         19        225        156
                                              --------     ------     ------     ------
Equity transactions:
   Purchase payments received from
      contract owners .....................     10,613      3,497      5,339      3,542
   Transfers between funds ................    (18,585)    (3,985)    (1,063)    (1,760)
   Adjustments to maintain reserves .......          4         (1)        (8)        (7)
                                              --------     ------     ------     ------
         Net equity transactions ..........     (7,968)      (489)     4,268      1,775
                                              --------     ------     ------     ------

Net change in contract owners' equity .....     (7,495)      (470)     4,493      1,931
Contract owners' equity beginning
   of period ..............................      7,495      5,247      1,503      1,754
                                              --------     ------     ------     ------
Contract owners' equity end of period .....   $     --      4,777      5,996      3,685
                                              ========     ======     ======     ======

CHANGES IN UNITS:
   Beginning units ........................        746        501        148        170
                                              --------     ------     ------     ------
   Units purchased ........................         --        348        639        400
   Units redeemed .........................       (746)      (418)      (237)      (237)
                                              --------     ------     ------     ------
   Ending units ...........................         --        431        550        333
                                              ========     ======     ======     ======

                                              OppCapAp   OppMSSmCap   PVITHighY   PVITTotRet
                                              --------   ----------   ---------   ----------
Investment activity:
   Net investment income ..................        13         (16)        240          192
   Realized gain (loss) on investments ....        (6)        880         298            1
   Change in unrealized gain (loss)
      on investments ......................       684          53         347          243
   Reinvested capital gains ...............        --          --          --           --
                                               ------      ------      ------       ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................       691         917         885          436
                                               ------      ------      ------       ------
Equity transactions:
   Purchase payments received from
      contract owners .....................    10,536       8,866      10,594       17,665
   Transfers between funds ................    17,515      (5,577)     (3,227)       7,696
   Adjustments to maintain reserves .......        --           4          32            5
                                               ------      ------      ------       ------
         Net equity transactions ..........    28,051       3,293       7,399       25,366
                                               ------      ------      ------       ------

Net change in contract owners' equity .....    28,742       4,210       8,284       25,802
Contract owners' equity beginning
   of period ..............................     8,998       3,999       5,249       10,995
                                               ------      ------      ------       ------
Contract owners' equity end of period .....    37,740       8,209      13,533       36,797
                                               ======      ======      ======       ======

CHANGES IN UNITS:
   Beginning units ........................       917         401         487        1,070
                                               ------      ------      ------       ------
   Units purchased ........................     2,735         969         870        2,398
   Units redeemed .........................      (220)       (659)       (261)         (32)
                                               ------      ------      ------       ------
   Ending units ...........................     3,432         711       1,096        3,436
                                               ======      ======      ======       ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                              PutVTIntEq   VKGrInc   VKEmMkt   VKUSRealEst
                                              ----------   -------   -------   -----------
Investment activity:
   Net investment income ..................     $    --        58       (15)        (16)
   Realized gain (loss) on investments ....          --       (25)        4           8
   Change in unrealized gain (loss)
      on investments ......................          --       596       703         637
   Reinvested capital gains ...............          --        --        --          --
                                                -------    ------    ------      ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................          --       629       692         629
                                                -------    ------    ------      ------
Equity transactions:
   Purchase payments received from
      contract owners .....................          --    10,587     8,872       7,061
   Transfers between funds ................      29,961       809     2,504        (162)
   Adjustments to maintain reserves .......           3         4        (4)          6
                                                -------    ------    ------      ------
         Net equity transactions ..........      29,964    11,400    11,372       6,905
                                                -------    ------    ------      ------

Net change in contract owners' equity .....      29,964    12,029    12,064       7,534
Contract owners' equity beginning
   of period ..............................          --     8,000     3,000       4,998
                                                -------    ------    ------      ------
Contract owners' equity end of period......     $29,964    20,029    15,064      12,532
                                                =======    ======    ======      ======

CHANGES IN UNITS:
   Beginning units ........................          --       781       286         483
                                                -------    ------    ------      ------
   Units purchased ........................       2,838     1,123       948         605
   Units redeemed .........................          --      (128)       (9)        (23)
                                                -------    ------    ------      ------
   Ending units ...........................       2,838     1,776     1,225       1,065
                                                =======    ======    ======      ======

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-13
                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2003
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

          The Statements of Operations are not presented, as there was no investment related activity during the period. The initial deposits for this variable account were made on the last business day of the period. As such, the reporting of reinvested dividends, reinvested capital gains, realized and unrealized gains or losses and mortality and expense risk charges is not applicable.

     (b)  The Contracts

          Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

             Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)*
                AIM VIF - Capital Appreciation Fund - Series I Shares
                   (AIMCapAp)*
                AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)

             Portfolios of the AllianceBernstein Variable Products Series Fund,
                Inc. (Alliance VPSF);
                Alliance VPSF - AllianceBernstein Growth & Income Portfolio -
                   Class A (AlGrIncA)*
                Alliance VPSF - AllianceBernstein International Value Portfolio
                   - Class A (AlIntlValA)
                Alliance VPSF - AllianceBernstein Real Estate Investment
                   Portfolio - Class A (AlRealEstA)*
                Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                   Class A (AlSmCapVA)*

             AllianceBernstein Growth & Income Fund - Class A (AlBerGroIncA)*

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - Income & Growth Fund - Class I
                   (ACVPIncGr)*
                American Century VP - Inflation Protection Fund - Class II
                   (ACVPInflaPro)
                American Century VP - International Fund - Class I (ACVPInt)* American Century VP - Ultra(R) Fund - Class I (ACVPUltra)* American Century VP - Value Fund - Class I (ACVPVal)*

             Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - Emerging Markets Portfolio - Initial Shares
                   (DryEmMkt)
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)*

             Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)*

             Portfolios of the Dreyfus Variable Investment Fund -

             Appreciation Portfolio - Initial Shares (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)
                Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                   (DryVIFDevLd)*

             Portfolio of the Federated Insurance Series (Federated IS);
                Federated IS - Quality Bond Fund II - Primary Shares
                   (FedQualBd)*

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-13
                     NOTES TO FINANCIAL STATEMENTS, Continued

             Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                   (FidVIPEIS)*
                Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)* Fidelity(R) VIP - Money Market Portfolio - Service Class 2
                   (FidVIPMMkt2)
                Fidelity(R) VIP - Overseas Portfolio - Service Class
                   (FidVIPOvS)*

             Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                   (Fidelity(R) VIP II);
                Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                   (FidVIPConS)*
                Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                   Class (FidVIPIGBdS)*

             Portfolios of the Franklin Templeton Variable Insurance Products
                   Trust (Franklin Templeton VIP);
                Franklin Templeton VIP - Franklin Rising Dividends Securities
                   Fund - Class II (FrVIPRisDiv2)*
                Franklin Templeton VIP - Franklin Small Cap Value Securities
                   Fund - Class II (FrVIPSmCapV2)*
                Franklin Templeton VIP - Franklin US Government Fund - Class II
                   (FrVIPUSGov2)*
                Franklin Templeton VIP - Templeton Developing Markets Securites
                   Fund - Class II (FrVIPDevMrk2)*
                Franklin Templeton VIP - Templeton Foreign Securities Fund -
                   Class 2 (FrVIPForSec2)*
                Franklin Templeton VIP - Templeton Growth Securities Fund -
                   Class II (FrVIPGroSec2)*

             Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                   GVIT);
                Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)* Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                   (GVITDMidCapI)*
                Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)* Gartmore GVIT Federated High Income Bond Fund - Class I
                   (GVITFHiInc)*
                Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)* Gartmore GVIT ID Aggressive Fund (GVITIDAgg)*
                Gartmore GVIT ID Conservative Fund (GVITIDCon)*
                Gartmore GVIT ID Moderate Fund (GVITIDMod)*
                Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)* Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)* Gartmore GVIT International Growth Fund - Class I (GVITIntGro)* Gartmore GVIT International Growth Fund - Class III
                   (GVITIntGro)*
                Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)*
                Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)* Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)* Gartmore GVIT Small Company Fund - Class I (GVITSmComp)* Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                   (GVITVKMultiSec)*

             Portfolios of the INVESCO Variable Investment Funds, Inc.
                   (INVESCO VIF);
                INVESCO VIF - Dynamics Fund (InvVDyn)*
                INVESCO VIF - Small Company Growth Fund (InvVSmCoGro)*

             Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Balanced Portfolio - Service Shares (JanBal)* Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                Janus AS - Core Equity Portfolio - Service Shares (JanCorEq)* Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)*

             Lord Abbett Series Growth and Income Fund - VC (LAGroInc)*

             Lord Abbett Series Mid-Cap Value Fund - VC (LAMidCapV)

             Portfolios of the MFS(R) Variable Insurance Trust(SM) (MFS(R) VIT);
                MFS(R) VIT - Investors Growth Series - Service Class
                   (MFSInvGrS)*
                MFS(R) VIT - Value Series - Service Class (MFSValS)

             Portfolios of the Neuberger Berman Advisers Management Trust
                   (Neuberger Berman AMT);
                Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
                   (NBAMTFasc)
                Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
                   (NBAMTLMat)*
                Neuberger Berman AMT - Mid Cap Growth Portfolio(R)(NBAMTMCGr)*

             Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)* Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)* Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)* Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
                (OppMSSmCap)

             Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);
                PIMCO VIT - High Yield Portfolio - Administrative Shares
                   (PVITHighY)
                PIMCO VIT - Low Duration Portfolio - Administrative Shares
                   (PVITLowDur)*
                PIMCO VIT - Total Return Portfolio - Administrative Shares
                   (PVITTotRet)

             Putnam VT International Equity Fund - IB Shares (PutVTIntEq)

             Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);
                Van Kampen LIT - Growth & Income Portfolio - Class I (VKGrInc)

             Portfolios of the Van Kampen - The Universal Institutional Funds,
                Inc.(Van Kampen UIF);
                Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                   (VKEmMkt)
                Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                   (VKUSRealEst)

             *At June 30, 2003, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-13
                    NOTES TO FINANCIAL STATEMENTS, Continued

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                                                                BOA
                                       Nationwide Variable Account-13 Options                                 Advisor
---------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic                                                                             0.35%
---------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                                0.20%
      If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
---------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges*                                                                              0.55%
---------------------------------------------------------------------------------------------------------------------

* When maximum options are utilized.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  Financial Highlights

     The following is a summary of the contract expense rate, units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2003, and the contract expense rate and total return for the six month period ended June 30, 2003.

                                             Contract                                         Investment
                                              Expense              Unit         Contract        Income      Total
                                               Rate*    Units   Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -----   ----------   --------------   ----------   ---------
AIM VIF - Capital Development Fund - Series I Shares
   2003 ..................................     0.55%      631   $11.642629      $  7,346         0.00%       14.28%
Alliance VPSF - AllianceBernstein International Value Portfolio - Class A
   2003 ..................................     0.55%    1,024    11.967779        12,255         0.73%       15.28%
American Century VP - Inflation Protection Fund - Class II
   2003 ..................................     0.55%    3,542    10.460335        37,051         0.85%        4.60%
Dreyfus IP - Emerging Markets Portfolio - Initial Shares
   2003 ..................................     0.55%      475    12.082149         5,739         0.09%       15.47%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
   2003 ..................................     0.55%    2,652    10.721428        28,433         0.01%        8.21%
Fidelity(R) VIP - Money Market Portfolio - Service Class 2
   2003 ..................................     0.55%    1,435    10.020811        14,380         0.43%        0.14%
Janus AS - Capital Appreciation Portfolio - Service Shares
   2003 ..................................     0.55%    1,804    10.413026        18,785         0.37%        8.33%
Lord Abbett Series Mid-Cap Value Fund - VC
   2003 ..................................     0.55%      431    11.084383         4,777         0.00%        5.84%
MFS(R) VIT - Value Series - Service Class
   2003 ..................................     0.55%      550    10.902026         5,996         0.16%        7.33%
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
   2003 ..................................     0.55%      333    11.064677         3,685         0.00%        7.27%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2003 ..................................     0.55%    3,432    10.996484        37,740         0.17%       12.07%
Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
   2003 ..................................     0.55%      711    11.546281         8,209         0.00%       15.79%
PIMCO VIT - High Yield Portfolio - Administrative Shares
   2003 ..................................     0.55%    1,096    12.347973        13,533         2.76%       14.57%
PIMCO VIT - Total Return Portfolio - Administrative Shares
   2003 ..................................     0.55%    3,436    10.709203        36,797         0.97%        4.22%
Putnam VT International Equity Fund - IB Shares
   2003 ..................................     0.55%    2,838    10.558159        29,964         0.00%        5.58% (a) (b)
Van Kampen LIT - Growth & Income Portfolio - Class I
   2003 ..................................     0.55%    1,776    11.277485        20,029         0.59%       10.09%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
   2003 ..................................     0.55%    1,225    12.297385        15,064         0.00%       17.22%
Van Kampen UIF - U.S. Real Estate Portfolio - Class A
   2003 ..................................     0.55%    1,065    11.766916        12,532         0.00%       13.72%
                                                                                --------
2003 Contract owners' equity ................................................   $312,315
                                                                                ========

* This represents the annualized contract expense rate of the variable account for the six month period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                 ---------------
                                                                    PRSRT STD
                                                                   U.S.POSTAGE
                                                                      PAID
                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793
                                                                 ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company